Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Assets:
Cash and deposits with financial institutions	[1]	$ 73,838	$ 65,967
Trading assets		161,043	152,223
Securities purchased under resale agreements and securities borrowed		215,379	203,008
Derivative financial instruments		47,788	46,531
Customers' liability under acceptances		173	177
Liabilities:
Deposits	[2]	971,682	966,279
Financial instruments designated at fair value through profit or loss		47,740	47,165
Acceptances		174	178
Obligations related to securities sold short		33,147	38,104
Derivative financial instruments		58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		204,760	189,144
Subordinated debentures		5,807	7,692
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		73,838	65,967
Trading assets		161,043	152,223
Securities purchased under resale agreements and securities borrowed		215,379	203,008
Derivative financial instruments		47,788	46,531
Investment securities – FVOCI and FVTPL		119,947	126,226
Investment securities – amortized cost		22,452	23,722
Loans		755,475	771,045
Customers' liability under acceptances		173	177
Other financial assets		28,419	28,128
Liabilities:
Deposits		971,682	966,279
Financial instruments designated at fair value through profit or loss		47,740	47,165
Acceptances		174	178
Obligations related to securities sold short		33,147	38,104
Derivative financial instruments		58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		204,760	189,144
Subordinated debentures		5,807	7,692
Other financial liabilities		55,490	56,529
At fair value [member]
Assets:
Cash and deposits with financial institutions		73,838	65,967
Trading assets		161,043	152,223
Securities purchased under resale agreements and securities borrowed		215,379	203,008
Derivative financial instruments		47,788	46,531
Investment securities – FVOCI and FVTPL		119,947	126,226
Investment securities – amortized cost		22,069	23,239
Loans		754,887	769,900
Customers' liability under acceptances		173	177
Other financial assets		28,419	28,128
Liabilities:
Deposits		971,043	965,925
Financial instruments designated at fair value through profit or loss		47,740	47,165
Acceptances		174	178
Obligations related to securities sold short		33,147	38,104
Derivative financial instruments		58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		204,760	189,144
Subordinated debentures		5,882	7,749
Other financial liabilities		$ 55,508	$ 56,500

[1]	Net of allowances of $3 (October 31, 2025 – $4)
[2]	Deposits denominated in U.S. dollars amount to $310,021 (October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,881 (October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $35,542 (October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,665 (October 31, 2025 – $117,530).